Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Income Tax	Income taxes were as follows for the years ended December 31:
	2020	2019	2018
Current	$6,947	$4,713	$2,444
State	270	307	45
Deferred	(2,277)	663	151
Income taxes	$4,940	$5,683	$2,640

Effective Tax Rates Differed from Statutory Federal Income Tax Rate

Effective tax rates differed from the statutory federal income tax rate of 21% in 2020, 2019 and 2018 due to the following:

	2020	2019	2018
Income taxes computed at the statutory federal tax rate	$7,798	$8,308	$3,524
Add (subtract) tax effect of:
Nontaxable interest income, net of nondeductible interest expense	(1,293)	(1,194)	(834)
Low income housing tax credit	(1,186)	(903)	(903)
Cash surrender value of BOLI	(205)	(211)	(143)
Nondeductible merger costs	—	—	1,034
Change in tax position BOLI	—	(353)	—
Other	(174)	36	(38)
Income tax expense	$4,940	$5,683	$2,640

Summary of Deferred Tax Assets and Liabilities

Year-end deferred tax assets and liabilities were due to the following:

	2020	2019
Deferred tax assets
Allowance for loan losses	$5,256	$3,245
Deferred compensation	1,201	1,191
Pension costs	304	81
Intangible assets	312	394
Purchase accounting adjustments	—	226
Net operating loss carryforward	509	1,081
Deferred loan fees	1,260	102
Other	745	118
Deferred tax asset	9,587	6,438
Deferred tax liabilities
Tax depreciation in excess of book depreciation	(851)	(808)
Discount accretion on securities	(10)	(18)
FHLB stock dividends	(969)	(969)
Unrealized gain on securities available for sale	(5,606)	(3,424)
Pension costs	—	—
Prepaids	(325)	(326)
BOLI	—	—
Other	(979)	(359)
Deferred tax liability	(8,740)	(5,904)
Net deferred tax asset	$847	$534